EARNINGS (LOSS) PER SHARE (Details Narrative) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Potentially dilutive securities excluded from loss per share	2,105,295	121,247	1,960,282	0
Warrants
Potentially dilutive securities excluded from loss per share	1,052,122	121,247	967,845
Series A Preferred Stock
Potentially dilutive securities excluded from loss per share	974,487		917,931
Options
Potentially dilutive securities excluded from loss per share	78,686	4,167	74,506	11,923